VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 19, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Funds Trust

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s Class A, Class C, Class I, Class R, and Class W shares Prospectus dated July 31, 2014, as supplemented December 1, 2014 for Voya Strategic Income Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP